Notes Payable and Other Debt (Details of Long-term Debt) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Jul. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Jul. 31, 2012	Jul. 02, 2012
Debt Instrument [Line Items]
Fixed interest rate (percentage)				8.00%
Total debt	$ 115,503	$ 122,759			$ 151,359
Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Fixed interest rate (percentage)		6.00%
Total debt	41,862	$ 51,128
Senior debt—other mortgage indebtedness | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)		3.50%
Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Total debt		$ 25,469			26,022
Convertible Subordinated Promissory Notes Issued in July 2012
Debt Instrument [Line Items]
Fixed interest rate (percentage)			10.00%				8.00%
Total debt						$ 7,500
Senior debt—guaranteed by SBA
Debt Instrument [Line Items]
Total debt		3,548			3,703
Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Total debt		26,463			27,128
Senior debt—bonds, net of discount
Debt Instrument [Line Items]
Total debt		7,025			$ 12,967
Bonds | Senior debt—bonds, net of discount
Debt Instrument [Line Items]
Total debt	6,950	7,025
Convertible debt
Debt Instrument [Line Items]
Total debt	$ 9,200	9,200
Convertible debt | Convertible Subordinated Promissory Notes Issued in July 2012
Debt Instrument [Line Items]
Fixed interest rate (percentage)	10.00%
Total debt	$ 1,500	1,500
Convertible debt | Convertible Debt Issued in 2015
Debt Instrument [Line Items]
Fixed interest rate (percentage)	10.00%
Total debt	$ 7,700	7,700
Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Total debt	28,767	25,469
Senior Debt Obligations | Senior debt—guaranteed by SBA
Debt Instrument [Line Items]
Total debt	3,427	3,548
Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Total debt	25,929	26,463
Other debt
Debt Instrument [Line Items]
Total debt	$ 1,624	2,638
KeyBank | Other debt
Debt Instrument [Line Items]
Fixed interest rate (percentage)	0.00%
Total debt	$ 680	680
First Insurance Funding | Other debt
Debt Instrument [Line Items]
Fixed interest rate (percentage)	3.99%
Total debt	$ 80	14
Reliant Rehabilitation | Other debt
Debt Instrument [Line Items]
Fixed interest rate (percentage)	7.00%
Total debt	$ 193	944
Pharmacy Care of Arkansas | Other debt
Debt Instrument [Line Items]
Fixed interest rate (percentage)	2.00%
Total debt	$ 671	1,000
The Pavilion Care Center | Red Mortgage | Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (percentage)	4.16%
Total debt	$ 1,459	1,534
Hearth and Care of Greenfield | Red Mortgage | Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (percentage)	4.20%
Total debt	$ 2,206	2,251
Woodland Manor | Midland State Bank | Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (percentage)	3.75%
Total debt	$ 5,475	5,556
Glenvue | Midland State Bank | Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (percentage)	3.75%
Total debt	$ 8,501	8,628
Autumn Breeze | KeyBank | Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (percentage)	3.65%
Total debt	$ 7,390	7,500
Georgetown | Midland State Bank | Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Fixed interest rate (percentage)	2.98%
Total debt	$ 3,736	0
Attalla | Metro City | Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.50%
Total debt	$ 7,244	7,400
Attalla | Metro City | Senior Debt Obligations | Senior debt—guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	1.50%
Coosa | Metro City | Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.50%
Total debt	$ 6,531	6,671
Coosa | Metro City | Senior Debt Obligations | Senior debt—guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	1.50%
Mountain Trace | Community B&T | Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.75%
Total debt	$ 4,414	4,507
Mountain Trace | Community B&T | Senior Debt Obligations | Senior debt—guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	1.75%
Southland | Bank of Atlanta | Senior Debt Obligations | Senior debt—guaranteed by SBA
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.75%
Total debt	$ 713	728
Southland | Bank of Atlanta | Senior Debt Obligations | Senior debt—guaranteed by SBA | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	2.25%
Southland | Bank of Atlanta | Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	6.00%
Total debt	$ 4,491	4,576
Southland | Bank of Atlanta | Senior Debt Obligations | Senior debt—guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	1.50%
Homestead | Square 1 | Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.75%
Total debt	$ 3,249	3,309
Homestead | Square 1 | Senior Debt Obligations | Senior debt—guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	1.00%
College Park | CDC | Senior Debt Obligations | Senior debt—guaranteed by SBA
Debt Instrument [Line Items]
Fixed interest rate (percentage)	2.81%
Total debt	$ 1,633	1,697
College Park | Bank of Las Vegas
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	6.25%
College Park | Bank of Las Vegas | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	2.00%
College Park | Bank of Las Vegas | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 2,393	2,465
Stone County | Metro City
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	6.25%
Stone County | Metro City | Prime Rate
Debt Instrument [Line Items]
Variable interest rate (percent)	2.25%
Stone County | Metro City | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 1,669	1,697
Stone County | CDC | Senior Debt Obligations | Senior debt—guaranteed by SBA
Debt Instrument [Line Items]
Fixed interest rate (percentage)	2.42%
Total debt	$ 1,081	1,123
Eaglewood Care Center | City of Springfield, Ohio | Bonds | Bonds Series A
Debt Instrument [Line Items]
Fixed interest rate (percentage)	7.65%
Total debt	$ 6,452	6,449
Eaglewood Care Center | City of Springfield, Ohio | Bonds | Bond Series B
Debt Instrument [Line Items]
Fixed interest rate (percentage)	8.50%
Total debt	$ 498	576
Sumter Valley | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	4.71%
Sumter Valley | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.25%
Sumter Valley | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 5,866	5,123
Georgetown Healthcare and Rehab | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	4.71%
Georgetown Healthcare and Rehab | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.25%
Georgetown Healthcare and Rehab | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 0	4,026
Northridge Health | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.50%
Northridge Health | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.25%
Northridge Health | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 3,627	4,230
Woodland Hills | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.50%
Woodland Hills | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.25%
Woodland Hills | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 3,050	3,557
Abington/Cumberland | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.50%
Abington/Cumberland | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.25%
Abington/Cumberland | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 3,455	4,029
Heritage Park | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	6.00%
Heritage Park | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	3.50%
Heritage Park | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 2,853	3,370
River Valley Health | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	6.00%
River Valley Health | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	3.50%
River Valley Health | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 3,472	3,989
Little Rock/West Markham | Private Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	6.00%
Little Rock/West Markham | Private Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.00%
Little Rock/West Markham | Private Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 9,788	11,399
Quail Creek Nursing Home | Congressional Bank
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.75%
Quail Creek Nursing Home | Congressional Bank | LIBOR
Debt Instrument [Line Items]
Variable interest rate (percent)	4.75%
Quail Creek Nursing Home | Congressional Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 4,462	5,000
Northwest | First Commercial
Debt Instrument [Line Items]
Effective Interest rate (as a percent)	5.00%
Northwest | First Commercial | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 1,227	1,285
Hembree Rd. Building | Fidelity Bank
Debt Instrument [Line Items]
Fixed interest rate (percentage)	5.50%
Hembree Rd. Building | Fidelity Bank | Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt	$ 0	$ 958